RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following summarizes the components of the net (increase)/decrease in IAC's investment in the Match Group prior to the IPO for the years ended December 31, 2015, 2014, and 2013:

	December 31,
	2015	2014	2013
	(In thousands)
Capital contribution from IAC to partially fund the acquisition of PlentyOfFish	$(155,000)	$—	$—
Cash transfers to IAC related to its centrally managed U.S. treasury management function, acquisitions and cash expenses paid by IAC on behalf of Match Group, net	126,275	165,782	59,216
Taxes	(57,041)	(54,761)	(54,228)
Interest income (expense), net (a)	3,813	(12,936)	(29,737)
Allocation of general and administrative expense	(6,898)	(6,648)	(6,210)
Net (increase) decrease in IAC's investment in the Match Group	$(88,851)	$91,437	$(30,959)
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(a)	Does not include long-term debt, related party.